Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
We did not grant stock options or option-like awards in fiscal 2025. We currently have no policy, program, practice, or plan pertaining to the timing of grants of stock options, option-like awards, or other equity- or equity-based incentive awards with respect to the release of material non-public
information. We have not timed the release of
material non-public
information for the purpose of affecting the value of executive compensation. While the Special Post-Emergence Awards were granted during a closed trading window under our Securities Trading Policy, we did not time the release of material non-public
information for the purpose of affecting the value of these Special Post-Emergence Awards. Specifically, the number of shares subject to PSUs and RSUs granted as part of the Special Post-Emergence Awards was based on an assumed price per share of Common Stock of $30.00 and not on a closing price per share of Common Stock on the grant date.

MNPI Disclosure Timed for Compensation Value	false